Offerings - Offering: 1	Sep. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Maximum Aggregate Offering Price	$ 309,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 42.67
Offering Note	Calculated in accordance with Rule 457 (r) of the Securities Act of 1933, as amended.